Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000134182
Shareholder Report [Line Items]
Fund Name	RESQ Dynamic Allocation Fund
Class Name	Class A
Trading Symbol	RQEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$242	2.20%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 39,537,909
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 344,430
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,537,909
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$344,430
Portfolio Turnover	90%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.8%
Money Market Funds	7.2%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.7%
Specialty	0.6%
Money Market Funds	6.7%
Equity	86.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco China Technology ETF	9.9%
iShares MSCI ACWI ETF	9.5%
Technology Select Sector SPDR Fund	8.1%
iShares China Large-Cap ETF	8.1%
First American Government Obligations Fund, Class X	6.7%
KraneShares Bosera MSCI China A 50 Connect Index	6.5%
Vanguard S&P 500 ETF	6.2%
CoinShares Bitcoin Mining ETF	5.0%
Global X Blockchain ETF	4.0%
Direxion Daily S&P 500 Bear 3X Shares	3.7%

C000145676
Shareholder Report [Line Items]
Fund Name	RESQ Dynamic Allocation Fund
Class Name	Class C
Trading Symbol	RQECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$307	2.80%

Expenses Paid, Amount	$ 307
Expense Ratio, Percent	2.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 39,537,909
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 344,430
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,537,909
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$344,430
Portfolio Turnover	90%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.8%
Money Market Funds	7.2%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.7%
Specialty	0.6%
Money Market Funds	6.7%
Equity	86.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco China Technology ETF	9.9%
iShares MSCI ACWI ETF	9.5%
Technology Select Sector SPDR Fund	8.1%
iShares China Large-Cap ETF	8.1%
First American Government Obligations Fund, Class X	6.7%
KraneShares Bosera MSCI China A 50 Connect Index	6.5%
Vanguard S&P 500 ETF	6.2%
CoinShares Bitcoin Mining ETF	5.0%
Global X Blockchain ETF	4.0%
Direxion Daily S&P 500 Bear 3X Shares	3.7%

C000134183
Shareholder Report [Line Items]
Fund Name	RESQ Dynamic Allocation Fund
Class Name	Class I
Trading Symbol	RQEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RESQ Dynamic Allocation Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$198	1.80%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 39,537,909
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 344,430
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,537,909
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$344,430
Portfolio Turnover	90%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.8%
Money Market Funds	7.2%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	6.7%
Specialty	0.6%
Money Market Funds	6.7%
Equity	86.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco China Technology ETF	9.9%
iShares MSCI ACWI ETF	9.5%
Technology Select Sector SPDR Fund	8.1%
iShares China Large-Cap ETF	8.1%
First American Government Obligations Fund, Class X	6.7%
KraneShares Bosera MSCI China A 50 Connect Index	6.5%
Vanguard S&P 500 ETF	6.2%
CoinShares Bitcoin Mining ETF	5.0%
Global X Blockchain ETF	4.0%
Direxion Daily S&P 500 Bear 3X Shares	3.7%

C000134180
Shareholder Report [Line Items]
Fund Name	RESQ Strategic Income Fund
Class Name	Class A
Trading Symbol	RQIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RESQ Strategic Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$210	2.20%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 30,413,662
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 237,566
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,413,662
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$237,566
Portfolio Turnover	126%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.0%
Money Market Funds	7.0%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	7.0%
Fixed Income	93.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio Long Term Treasury ETF	17.3%
Vanguard Long-Term Treasury ETF	15.5%
Vanguard Short-Term Treasury ETF	11.6%
iShares 1-3 Year Treasury Bond ETF	10.8%
JPMorgan Ultra-Short Income ETF	10.8%
Vanguard Extended Duration Treasury ETF	10.1%
iShares Short Treasury Bond ETF	9.8%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares	7.3%
First American Government Obligations Fund, Class X	7.0%

C000134181
Shareholder Report [Line Items]
Fund Name	RESQ Strategic Income Fund
Class Name	Class I
Trading Symbol	RQIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about RESQ Strategic Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.resqfunds.com/shareholder_reports. You can also request this information by contacting us at 1-877-940-2526.
Additional Information Phone Number	1-877-940-2526
Additional Information Website	https://www.resqfunds.com/shareholder_reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$172	1.80%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 30,413,662
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 237,566
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$30,413,662
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$237,566
Portfolio Turnover	126%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.0%
Money Market Funds	7.0%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	7.0%
Fixed Income	93.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio Long Term Treasury ETF	17.3%
Vanguard Long-Term Treasury ETF	15.5%
Vanguard Short-Term Treasury ETF	11.6%
iShares 1-3 Year Treasury Bond ETF	10.8%
JPMorgan Ultra-Short Income ETF	10.8%
Vanguard Extended Duration Treasury ETF	10.1%
iShares Short Treasury Bond ETF	9.8%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares	7.3%
First American Government Obligations Fund, Class X	7.0%